Interest in an equity-accounted investee	12 Months Ended
Jun. 30, 2022
Interest in an equity-accounted investee.
Interest in an equity-accounted investee

19 Interest in an equity-accounted investee

In December 2020, the Company formed the entity YGF Investment V Limited (“YGF Investment”) in the BVI together with YGF MC Limited, a company controlled by the Controlling Shareholders, to acquire the right to use a parcel of land in the PRC and to build a new headquarters building through the YGF Investment’s subsidiary in the PRC. The Company and YGF MC Limited held 20% and 80% of the shares of YGF Investment, respectively. As of June 30, 2021, the Company had invested RMB356,000,000 in YGF Investment by cash and accounted for its investment using the equity method of accounting.

Summarized financial information of YGF Investment adjusted for any differences in accounting policies, and reconciled to the carrying amount in the Company’s consolidated statement of financial position as at June 30, 2021, are disclosed below:

RMB’000
Gross amounts of YGF Investment
Current assets (Note ii)	1,416,584
Non-current assets	1,781,081
Current liabilities (Note i)	1,437,355
Equity (Note ii)	1,760,310
Revenue	—
Net loss and total comprehensive loss for the period ended June 30, 2021	(19,690)

Reconciled to the Group’s interest in the equity-accounted investee
Net assets of the equity-accounted investee	1,760,310
Group’s effective interest	20%
Carrying amount in the consolidated financial statements	352,062

Notes:

(i)	The balance includes a loan of RMB319,930,000 from a fellow subsidiary of YGF MC Limited, which was guaranteed by the Controlling Shareholders.

(ii)

YGF MC Limited is required to invest RMB1,424,000,000 for its 80% equity interest in YGF Investment, of which RMB422,949,000 had been paid in cash as of June 30, 2021. The unpaid balance of RMB1,001,051,000 was recorded in equity in the financial statements of YGF Investment, with the corresponding receivable included in current assets.

On October 27, 2021, the Company acquired the 80% interest previously held by YGF MC Limited in YGF Investment, which became a wholly-owned subsidiary of the Group. The directors of the Company determined that the acquisition of assets and liabilities through acquisition of 80% shares in YGF Investment do not constitute a business combination, as such, the carrying amount of the previously owned 20% interest in YGF Investment was included as part of the cost of such acquisition of assets and liabilities and was not remeasured at the date of acquisition. Details of the acquisition is set out in Note 33(b).